Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CREDIT SUISSE TRUST
Entity Central Index Key	0000941568
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000031307
Shareholder Report [Line Items]
Fund Name	Credit Suisse Trust - Commodity Return Strategy Portfolio
Class Name	Class 1
Trading Symbol	CCRSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CCRSX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CCRSX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 629,108,373
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$629,108,373
# of Portfolio Holdings	82
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	63.6%
United States Agency Obligations	25.7
Commodity Indexed Structured Notes	7.3
Short-Term Investments	3.4

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.526%, due 01/31/26	11.7%
U.S. Treasury Floating Rate Notes, 4.406%, due 07/31/25	5.9
U.S. Treasury Floating Rate Notes, 4.451%, due 10/31/25	5.7
U.S. Treasury Floating Rate Notes, 4.431%, due 04/30/26	5.3
U.S. Treasury Floating Rate Notes, 4.379%, due 01/31/27	4.7
U.S. Treasury Floating Rate Notes, 4.486%, due 10/31/26	4.0
U.S. Treasury Floating Rate Notes, 4.441%, due 04/30/27	4.0
U.S. Treasury Floating Rate Notes, 4.463%, due 07/31/26	3.9
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.390%, due 12/29/26	3.7
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 07/17/25	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874
C000218423
Shareholder Report [Line Items]
Fund Name	Credit Suisse Trust - Commodity Return Strategy Portfolio
Class Name	Class 2
Trading Symbol	CCRRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CCRRX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CCRRX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 629,108,373
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$629,108,373
# of Portfolio Holdings	82
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	63.6%
United States Agency Obligations	25.7
Commodity Indexed Structured Notes	7.3
Short-Term Investments	3.4

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.526%, due 01/31/26	11.7%
U.S. Treasury Floating Rate Notes, 4.406%, due 07/31/25	5.9
U.S. Treasury Floating Rate Notes, 4.451%, due 10/31/25	5.7
U.S. Treasury Floating Rate Notes, 4.431%, due 04/30/26	5.3
U.S. Treasury Floating Rate Notes, 4.379%, due 01/31/27	4.7
U.S. Treasury Floating Rate Notes, 4.486%, due 10/31/26	4.0
U.S. Treasury Floating Rate Notes, 4.441%, due 04/30/27	4.0
U.S. Treasury Floating Rate Notes, 4.463%, due 07/31/26	3.9
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.390%, due 12/29/26	3.7
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 07/17/25	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874